Vessels (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel cost
Vessel fair value adjustment			$ 200,500
Vessel transferred from held for sale			7,129,500
Net Book Value
Vessel transferred from held for sale			7,129,500
Net Book Value at the end	$ 45,728,000
OceanPal Inc. Predecessors [Member]
Vessel cost
Vessel cost at the beginning		$ 47,405,161	38,600,196
Additions for improvements			1,474,965
Vessel cost at the end			47,405,161	$ 38,600,196
Accumulated Depreciation
Accumulated depreciation at the beginning		(15,155,862)	(13,139,306)
Depreciation for the period		1,970,000	(2,016,556)	2,270,000
Accumulated depreciation at the end			(15,155,862)	(13,139,306)
Net Book Value
Net Book Value at the beginning		$ 32,249,299	25,460,890
Additions for improvements			1,474,965
Vessel fair value adjustment			200,500
Depreciation for the period			(2,016,556)
Net Book Value at the end			$ 32,249,299	$ 25,460,890